Discontinued Operations and Deconsolidation (Tables)	6 Months Ended
Jun. 30, 2026
Discontinued Operations and Deconsolidation [Abstract]
Schedule of Balance Sheets and the Results of Operations of the Company Classified as Discontinued Operations

The following tables present the balance sheets and the results of operations of the Company classified as discontinued operations for the periods presented:

	For the Six Months Ended June 30,
	2026	2025
REVENUE
Revenue	$-	$8,145,257

Total revenue	-	8,145,257

COST OF REVENUE AND RELATED TAX	-	5,576,746

GROSS PROFIT	-	2,568,511

OPERATING EXPENSES
Selling and marketing expenses	-	485
General and administrative expenses	-	631,247
Research and development expenses	-	43,860
Total operating expenses	-	675,592

INCOME FROM OPERATIONS	-	1,892,919

OTHER INCOME (EXPENSE)

Interest expense, net	-	(21,940)
Other income, net	-	(5,625)
Total other income(expense), net	-	(27,565)
INCOME BEFORE INCOME TAX PROVISION	-	1,865,354

INCOME TAXE EXPENSE	-	6

INCOME FROM DISCONTINUED OPERATIONS	-	1,865,348

Net income attributable to the noncontrolling interest	-	431,821

Net income attributable to common shareholders	-	1,433,527
OTHER COMPREHENSIVE INCOME
Foreign currency translation income	-	1,423,993
Other comprehensive loss, net of tax	-	1,423,993
TOTAL COMPREHENSIVE (LOSS) INCOME FROM DISCONTINUED OPERATIONS	-	$3,289,341